Accrued liabilities and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Accrued revenue sharing fees	¥ 521,654		¥ 298,805
Accrued salaries and welfare	200,606		169,041
Accrued bandwidth costs	86,186		71,507
Market promotion expenses	68,243		29,358
Value added taxes payable	38,161		16,010
License fees	22,725		10,000
Deposits from content providers and suppliers	18,779		16,531
Other taxes payable	18,516		14,370
Interests payable	15,800		14,795
Others	75,368		41,472
Total	¥ 1,066,038	$ 153,541	¥ 681,889